COLT 2024-2 Mortgage Loan Trust ABS-15G

Exhibit 99.40

Loan ID	Dummy ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	Verified Value	Bid Tape Value	Comment
XXXX	4350105099			Change Lending Flow	Qualifying Total Debt Income Ratio	21.77	24.19
XXXX	4350105525			Change Lending Flow	Qualifying Total Debt Income Ratio	26.66	24.78	3